Consolidated Statements of Stockholders' Deficit / Members' Deficit - USD ($) $ in Thousands	Total	Marketwise, LLC	Common Stock - Class B	Class A Members’ units	Common Stock Common Stock - Class A	Common Stock Common Stock - Class B	Preferred Stock	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders’ Deficit / Members’ Deficit Attributable to MarketWise, Inc.	Noncontrolling Interest
Class A members' units, beginning balance (in shares) at Dec. 31, 2018				611,547
Class A members' units, beginning balance at Dec. 31, 2018	$ (273,271)			$ (267,619)						$ 38	$ (267,581)	$ (5,690)
Members' Deficit
Class A units transferred to Class B (in shares)				(25,126)
Minority interest share exchange - Casey Research (in shares)				18,931
Minority interest share exchange - Casey Research				$ (2,160)							(2,160)	2,160
Distributions	(22,302)			(20,471)							(20,471)	(1,831)
Net (loss) income	27,993			$ 27,957							27,957	36
Class A members' units, ending balance (in shares) at Dec. 31, 2019				605,352
Class A members' units, ending balance at Dec. 31, 2019	(268,064)			$ (262,293)						(3)	(262,296)	(5,768)
Class A members' units, beginning balance at Dec. 31, 2018	(273,271)			(267,619)						38	(267,581)	(5,690)
Stockholders' Deficit
Foreign currency translation adjustments	(41)									(41)	(41)
Transaction costs for acquisition of noncontrolling interest - Tradesmith	(443)											(443)
Minority interest share exchange - Casey Research				(2,160)							(2,160)	2,160
Distributions	22,302			20,471							20,471	1,831
Net Income	27,993			27,957							27,957	36
Class A members' units, ending balance at Dec. 31, 2019	(268,064)			$ (262,293)						(3)	(262,296)	(5,768)
Stockholders' Deficit
Income tax provision	0
Controlling interests	27,957
Noncontrolling interests	36
Class A units transferred to Class B (in shares)				(57,886)
Acquisition of noncontrolling interest - TradeSmith	(9,164)			$ (12,295)							(12,295)	3,131
Distributions	(102,277)			(101,767)							(101,767)	(510)
Net (loss) income	$ (541,091)			$ (538,373)							(538,373)	(2,718)
Class A members' units, ending balance (in shares) at Dec. 31, 2020	547,466			547,466
Class A members' units, ending balance at Dec. 31, 2020	$ (920,610)			$ (914,728)						(17)	(914,745)	(5,865)
Class A members' units, beginning balance at Dec. 31, 2019	(268,064)			(262,293)						(3)	(262,296)	(5,768)
Stockholders' Deficit
Foreign currency translation adjustments	(14)									(14)	(14)
Distributions	102,277			101,767							101,767	510
Net Income	(541,091)			(538,373)							(538,373)	(2,718)
Acquisition of noncontrolling interest - TradeSmith	9,164			12,295							12,295	(3,131)
Class A members' units, ending balance at Dec. 31, 2020	(920,610)			$ (914,728)						(17)	(914,745)	(5,865)
Stockholders' Deficit
Income tax provision	0
Controlling interests	(538,373)
Noncontrolling interests	(2,718)
Class A units transferred to Class B (in shares)				(18,947)
Distributions	(15,929)			$ (15,098)							(15,098)	(831)
Net (loss) income	(1,032,611)			$ (1,031,561)							(1,031,561)	(1,050)
Distributions related to the recapitalization (in shares)				(120,353,000)
Class A members' units, beginning balance at Dec. 31, 2020	(920,610)			$ (914,728)						(17)	(914,745)	(5,865)
Stockholders' Deficit
Foreign currency translation adjustments	(101)									(101)	(101)
Distributions	15,929			15,098							15,098	831
Net Income	(1,032,611)			$ (1,031,561)							(1,031,561)	(1,050)
Acquisition of Chaikin	810											810
Distributions related to the recapitalization	(120,353)										(120,353)
Controlling interests	(1,031,561)
Noncontrolling interests	$ (1,050)
Class A members' units, beginning balance (in shares) at Dec. 31, 2020	547,466			547,466
Class A members' units, beginning balance at Dec. 31, 2020	$ (920,610)			$ (914,728)						(17)	(914,745)	(5,865)
Members' Deficit
Net (loss) income	(953,883)
Class A members' units, beginning balance at Dec. 31, 2020	(920,610)			$ (914,728)						(17)	(914,745)	(5,865)
Stockholders' Deficit
Foreign currency translation adjustments	(101)
Net Income	$ (953,883)
Equity-based compensation (in shares)	309,500
Repurchase of stock (in shares)	(500,270)
Ending balance (in shares) at Dec. 31, 2021					24,718,402	291,092,303	0
Ending balance at Dec. 31, 2021	$ (405,262)				$ 2	$ 29	$ 0	$ 97,548	$ (146,115)	(9)	(48,545)	(356,717)
Stockholders' Deficit
Income tax provision	2,358
Controlling interests	(1,013,309)
Noncontrolling interests	59,426
Class A members' units, beginning balance (in shares) at Jul. 20, 2021			589,465
Members' Deficit
Reverse capitalization on July 21, 2021 (in shares)			291,092,303	(528,519)
Reverse capitalization on July 21, 2021				$ 2,081,740					(164,367)		1,917,373	(1,917,373)
Stockholders' Deficit
Net proceeds	113,641							113,641			113,641
Reclassification of Class B Units from liability to equity on July 21, 2021 (date of the Transactions)	1,528,228							1,528,228			1,528,228
Reverse capitalization on July 21, 2021				$ 2,081,740					(164,367)		1,917,373	(1,917,373)
Issuance of Common Stock - Class A and Class B (in shares)					24,952,096	291,092,303
Issuance of Common Stock - Class A and Class B					$ 2	$ 29		(31)
Establishment of derivative warrant liabilities	(45,021)							(45,021)			(45,021)
Establishment of deferred taxes	11,136							11,136			11,136
Establishment of noncontrolling interest								(1,511,911)		109	(1,511,802)	1,511,802
Ownership percentage		7.90%
Noncontrolling interest ownership percentage		92.10%
Distributions	(4,686)											(4,686)
Net (loss) income	78,728								18,252		18,252	60,476
Distributions	4,686											4,686
Net Income	78,728								18,252		18,252	60,476
Equity-based compensation (in shares)					200,373
Equity-based compensation	3,998							3,998			3,998
Issuance of stock for derivative settlement (in shares)					66,203
Issuance of stock for derivative settlement	662							662			662
Repurchase of stock (in shares)					(500,270)
Repurchases of stock	(3,340)							(3,340)			(3,340)
Remeasurement of deferred taxes due to change in ownership interest in MarketWise, LLC	186							186			186
Ending balance (in shares) at Dec. 31, 2021					24,718,402	291,092,303	0
Ending balance at Dec. 31, 2021	(405,262)				$ 2	$ 29	$ 0	$ 97,548	$ (146,115)	$ (9)	$ (48,545)	$ (356,717)
Stockholders' Deficit
Gain on derivative warrant liabilities	15,689
Income tax provision	2,358
Controlling interests	18,252
Noncontrolling interests	$ 60,476